RECONCILIATION OF SHAREHOLDERS’ EQUITY AND NET INCOME	12 Months Ended
Dec. 31, 2024
Reconciliation Of Shareholders Equity And Net Income
RECONCILIATION OF SHAREHOLDERS’ EQUITY AND NET INCOME

APPENDIX I – RECONCILIATION OF SHAREHOLDERS’ EQUITY AND NET INCOME

Below are the tables reconciling shareholders' equity and net profit attributable to the Parent Company between the accounting practices adopted in Brazil and the International Financial Reporting Standards (IFRS), accompanied by a conceptual description of the main adjustments.

Thousand of Reais	Note	2024	2023	2022
Stockholders' equity attributed under to the Parent Brazilian GAAP		90,743,958	86,084,331	82,061,915
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(76,256)	(75,538)	(54,801)
Reclassification of fair value through other comprehensive income	i	4,200	2,814	(33)
Impairment of financial assets measured at amortized cost	a	(387,348)	234,410	(816,600)
Category transfers - IFRS 9	b	(187,807)	(664,635)	(219,671)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	2,044,873	1,689,463	1,493,810
Reversal of goodwill amortization	d	26,925,987	26,618,368	27,136,573
Realization on purchase price adjustments	e	577,831	586,024	594,784
Adjustment referring to the difference between Book Value vs. the fair on Carsale's entry into Webmotors		79,175	79,175	-
Option for Acquisition of Equity Instrument	f	181,717	181,717	(798,016)
Santander Serviços goodwill (Santusa)	g	(298,978)	(298,978)	(298,978)
Reversal of Provision PIS Law 9,718	j	-	-	980,212
Others		(115,667)	15,853	103,639
Stockholders' equity attributed to the parent under IFRS		119,491,685	114,453,004	110,182,834
Non-controlling interest under IFRS		335,447	403,350	497,342
Stockholders' equity (including non-controlling interest) under IFRS		119,827,132	114,856,354	110,680,176

Thousand of Reais	Note	2024	2023	2022
Net income attributed to the Parent under Brazilian GAAP		13,477,390	8,973,657	12,570,191
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	h	(33,811)	(29,788)	(9,826)
Reclassification of fair value through other comprehensive income	i	3,080	(1,383)	(177,887)
Impairment of financial assets measured at amortized cost	a	(587,260)	1,036,851	805,578
Category transfers - IFRS 9	b	-	(17,584)	14,722
Deferral of financial fees, commissions and inherent costs under effective interest rate method	c	340,362	195,653	(90,260)
Reversal of goodwill amortization	d	138,404	147,171	96,162
Realization on purchase price adjustments	e	(8,193)	(8,760)	(8,760)
Option to Acquire Own Equity Instrument	f	181,717	181,717	184,810
Reversal of Provision PIS Law 9,718	j	-	(980,212)	980,212
Others		(146,183)	(48,008)	(77,849)
Net income attributed to the parent under IFRS		13,365,506	9,449,313	14,287,093
Non-controlling interest under IFRS		48,257	49,499	52,382
Net income (including non-controlling interest) under IFRS		13,413,763	9,498,812	14,339,475

a) Impairment of loans and receivables and financial assets measured at amortized cost

This adjustment relates to the estimated expected losses on the portfolio of assets subject to impairment, commitments for loan disbursements, and financial guarantee contracts, determined based on the criteria outlined in the accounting practices note and in accordance with IFRS 9 (in 2017, it refers to the adjustment for estimated incurred losses in accordance with IAS 39, the regulatory standard in effect at the time). These criteria differ in certain respects from those adopted under BRGAAP, which follows the regulatory thresholds established by the Brazilian Central Bank (Bacen). Moreover, the scope of the loss calculation base under IFRS is broader, including assets beyond those specified by Bacen.

b) Financial asset categories

As outlined in the note on accounting practices, IFRS 9 mandates the identification of business models associated with each portfolio, as well as the execution of the SPPI test to ascertain whether the cash flows from an asset consist exclusively of payments for principal and interest, for the purpose of classifying the asset within the appropriate financial asset categories. In contrast, BRGAAP allows for certain differences in the categorization of these financial assets and also considers Management's intention as a criterion for classification. Additionally, the criteria for reclassification across categories differ between the two accounting standards.

c) Deferral of banking fees, commissions, and other financial costs using the effective interest rate method

Under IFRS, bank fees, commissions, and related financial costs, which are included in the effective interest rate of financial instruments measured at amortized cost, are recognized in the income statement over the validity period of the respective contracts. In contrast, under BRGAAP, these fees and expenses are recognized directly in the income statement upon receipt or payment.

d) Reversal of goodwill amortization

Under BRGAAP, goodwill is systematically amortized over a period of up to 10 years, subject to impairment testing at least once a year, or more frequently if additional evidence arises. Under IFRS, as per IAS 38 “Intangible Assets”, goodwill is not amortized but is tested for impairment to ascertain its recoverable amount at least annually, and whenever there is an indication of a potential reduction in its recoverable value. The tax amortization of Banco Real's goodwill represents a permanent and definitive difference between the accounting and tax bases, as the possibility of utilizing future funds to settle a tax liability is considered remote by Management, a position supported by the opinion of specialized external advisors. Consequently, the tax amortization of goodwill is permanent and definitive, and thus, the recognition of a deferred tax liability does not apply as per IAS 12 – Income Taxes, with respect to temporary differences.

e) Recognition of purchase price adjustments

As part of the purchase price allocation for acquisitions of entities, notably in the acquisition of Banco Real, in accordance with IFRS 3 "Business Combinations" standards, the Bank reassessed the acquired assets and liabilities at fair value, including identifiable intangible assets with defined useful lives. In contrast, according to BRGAAP, in a business combination, assets and liabilities are recorded at their book value. The adjustments to the purchase price allocation primarily relate to the valuation of assets in the loan portfolio. The initial recording of the loan values at fair value resulted in an adjustment to the yield curve of the portfolio compared to its nominal value, which is recognized over the respective average realization period.

f) Option to Acquire Equity Instrument

In the context of the transaction, Banco Santander granted the shareholders of Getnet S.A. and Banco Olé Consignado a put option for all the shares issued by Getnet S.A. and Banco Olé Consignado that they held. In accordance with IAS 32, a financial liability was recognized for the commitment made, offset against a specific equity account, in the amounts of R$950 million and R$67 million, respectively. The options were subsequently updated, with their effects recognized in the income statement. On December 19, 2018, Banco Santander and the Minority Shareholders of Getnet S.A. signed an amendment to the Share Purchase and Sale Agreement and Other Covenants of Getnet S.A., whereby Banco Santander committed to acquiring all the shares from the Minority Shareholders, representing 11.5% of the share capital of Getnet S.A., for the amount of R$1,431,000. The acquisition was approved by Brazilian Central Bank on February 18, 2019 and completed on February 25 2019, resulting in Banco Santander holding 100% of the shares representing the share capital of Getnet S.A. On March 14, 2019 the minority shareholder of Banco Olé Bonsucesso Consignado S.A. expressed their intention to exercise the put option stipulated in the Investment Agreement, signed on July 30, 2014, to sell their 40% stake in the share capital of Olé Consignado to Banco Santander (Brasil) S.A. On December 20, 2019 the parties entered into a binding agreement for the acquisition by Banco Santander of all the shares issued by Bosan Participações S.A., for a total value of R$1.6 billion, payable on the closing date of the transaction. On January 30, 2020, the name of Banco Olé Bonsucesso Consignado S.A. was changed to Banco Olé Consignado S.A. On January 31, 2020, the Bank and the shareholders of Bosan Participações S.A. finalized the definitive agreement and signed the share purchase and sale agreement for 100% of the shares issued by Bosan, through the transfer of Bosan's shares to the Bank and payment to the sellers in the total amount of R$1,608,773 As a result, the Bank has become, both directly and indirectly, the holder of 100% of the shares in Banco Olé.

g) Santander Serviços (Santusa) acquisition goodwill

Under IFRS 3 "Business Combinations", when a parent company acquires additional shares or other equity instruments of an entity it already controls, this amount must be recognized as a reduction in its equity. Under BRGAAP, this amount must be recorded on the balance sheet as goodwill or as a bargain purchase in the acquisition of the investment, which represents the difference between the acquisition cost and the equity value of the shares.

h) Reclassification of financial instruments at fair value through profit or loss

Under BRGAAP, all loans, financings, and deposits are accounted for at amortized cost. Under IFRS, as per IFRS 9 "Financial Instruments: Recognition and Measurement," financial assets may be measured at fair value and included in the category "Other financial assets at fair value through profit or loss." This approach aims to eliminate or significantly reduce the accounting mismatch in recognition or measurement arising from the valuation of assets or liabilities or the recognition of gains or losses on these assets/liabilities on different bases, which are managed and their performance evaluated based on fair value. Consequently, the Bank has classified loans, financings, and deposits that meet these criteria as "fair value through profit or loss," as well as certain debt instruments classified as "available for sale" under BRGAAP. The Bank has adopted this classification basis under IFRS, as it effectively eliminates an accounting mismatch in the recognition of income and expenses.

i) Reclassification of financial instruments to financial assets measured through other comprehensive income

Under BRGAAP, the Bank accounts for certain investments, such as debt securities initially measured at amortized cost and equity securities at cost. At the time of preparing this balance sheet, management reviewed its investment management strategy and, in accordance with the provisions of Circular No. 3.068/2001 by the Brazilian Central Bank, reclassified the debt securities to the "trading" category, recording their fair value through profit or loss. In line with IFRS, the Bank has classified these investments as financial assets measured at fair value through other comprehensive income, measuring them at fair value with the effects of this valuation being recognized in the "Consolidated Statements of Comprehensive Income", in compliance with IFRS 9 "Financial Instruments", which prohibits the reclassification of any financial instrument to the fair value through profit or loss category after initial recognition.

j) Provision Reversal PIS Law No. 9.718

In December 2022, the adjustment relates to the reversal of the provision for the PIS lawsuit (Law No. 9.718), as detailed in note 21 c.4, following the adoption of Circular Letter No. 3.429/2010. This Circular Letter introduces specific rules for BRGAAP regarding the accounting treatment of tax obligations under judicial review. The total comprises R$160,806 in taxes and R$819,406 in interest and similar income, resulting in a net tax effect of R$980,212.